Annual Total Returns [BarChart] - QS Variable Moderate Growth - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(0.58%)
Annual Return 2012	14.60%
Annual Return 2013	21.82%
Annual Return 2014	4.91%
Annual Return 2015	(1.79%)
Annual Return 2016	7.99%
Annual Return 2017	16.73%
Annual Return 2018	(6.28%)
Annual Return 2019	20.43%
Annual Return 2020	11.07%